Intangible assets - Additions separately acquired relating to deferred payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Additions - separately acquired deferred payments	$ 835	$ 1,093	$ 211